Notes to the Assets of the Balance Sheet - Summary of Prepaid Expenses and Other Assets, Net of Current Portion (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses and Other Current Assets [abstract]
Prepaid Expenses, Net of Current Portion	€ 134,000	€ 2,199,000
Other Current Assets	1,002,000	783,000
Total	€ 1,136,030	€ 2,981,716